Description of Business and Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity
Net loss attributable to T Stamp Inc.	$ (3,439,892)	$ (3,035,904)	$ (8,054,240)	$ (7,033,821)	$ (9,057,163)	$ (10,683,561)
Operating cash outflows			(4,841,167)	$ (5,270,458)	(6,714,473)	(4,482,670)
Accumulated deficit	$ (35,262,426)		$ (35,262,426)		$ (27,208,186)	$ (18,151,023)
Cessation period			90 days